DERIVATIVE INSTRUMENTS (Schedule of Net Income (Loss) Related to Effective Portion of Hedging Instruments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (813)	$ (887)	$ 1,903
Financial income related of derivative instruments	2,116	1,949	0
Cost of revenues of products [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(100)	(107)	339
Cost of revenues of services [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(55)	(76)	148
Research and development, net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(291)	(337)	717
Selling and marketing [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	(180)	(166)	297
General and administrative [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) recognized in income related to the effective portion of its hedging instruments	$ (187)	$ (201)	$ 402